Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Future Net Cash Flows Relating to Reserves (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	₨ 489,013	₨ 333,722	₨ 493,984
Future production costs	(258,748)	(232,675)	(301,972)
Future development costs	(46,791)	(31,722)	(28,465)
Future income tax expenses	(55,714)	(10,603)	(43,544)
Undiscounted future net cash flows	127,760	58,722	120,003
10 percent midyear annual discount for timing of estimated cash flows	(33,306)	(19,577)	(33,298)
Standardized measure of discounted future net cash flows	94,454	39,145	86,705
Beginning balance	39,145	86,705	114,044
Sales and transfers of oil and gas, net of production cost	(65,680)	(35,349)	(80,409)
Development cost incurred	10,590	8,720	39,114
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	8	354	43
Net change due to revisions in quantity estimates	(22,829)	12,944	13,595
Net change in prices, transfer prices and in production cost	116,478	(58,612)	(35,288)
Changes in estimated future development costs	45,813	(13,021)	(436)
Accretion of discount	4,974	13,026	18,193
Net change in income taxes	(34,045)	24,378	17,849
Timing	0	0	0
Ending balance	94,454	39,145	86,705
India [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	489,013	333,722	493,984
Future production costs	(258,748)	(232,675)	(301,972)
Future development costs	(46,791)	(31,722)	(28,465)
Future income tax expenses	(55,714)	(10,603)	(43,544)
Undiscounted future net cash flows	127,760	58,722	120,003
10 percent midyear annual discount for timing of estimated cash flows	(33,306)	(19,577)	(33,298)
Standardized measure of discounted future net cash flows	94,454	39,145	86,705
Beginning balance	39,145	86,705	114,044
Sales and transfers of oil and gas, net of production cost	(65,680)	(35,349)	(80,409)
Development cost incurred	10,590	8,720	39,114
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	8	354	43
Net change due to revisions in quantity estimates	(22,829)	12,944	13,595
Net change in prices, transfer prices and in production cost	116,478	(58,612)	(35,288)
Changes in estimated future development costs	45,813	(13,021)	(436)
Accretion of discount	4,974	13,026	18,193
Net change in income taxes	(34,045)	24,378	17,849
Timing	0	0	0
Ending balance	94,454	39,145	86,705
Sri Lanka [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0		0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Ending balance	0	0	0
South Africa [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0		0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes		0	0
Timing	0	0	0
Ending balance	₨ 0	₨ 0	₨ 0